6. Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Notes
6. Accounts Payable and Accrued Liabilities	6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As at December 31, 2015	As at December 31, 2014
	$	$
Trade accounts payable	274,055	130,913
Accrued liabilities	139,218	45,126
	413,273	176,039